Accounts Receivable And Contract Assets - Summary of Movement in Contract Assets (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Text Block 1 [Abstract]
Beginning balance	$ 409,438	$ 82,760
Acquisition	0	281,509
Unbilled revenue recognized	1,364,706	559,229
Amounts billed	(1,354,908)	(517,828)
Currency translation effects	(9,853)	3,768
Ending balance	409,383	409,438
Current contract assets	230,455	186,259	[1]
Non-current contract assets	178,928	223,179	[1]
Contract assets	$ 409,383	$ 409,438

[1]	Certain balances as at December 31, 2022 have been re-presented as a result of measurement period adjustments for the acquisition of Exterran as required by IFRS 3 “Business Combinations”, refer to Note 6 “Acquisition” for more information.